Capital and reserves - Summary Of Reserves Of The Group Comprise (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 474	$ 516
Foreign currency translation reserve	(68)	(67)
Other reserve	138	153
Reserves	$ 544	$ 602